Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and dividend income
Loans, including fees	$ 84,972	$ 64,196	$ 51,198
Taxable securities	6,584	4,770	3,745
Tax-exempt securities	5,647	3,976	3,153
Federal funds sold and other	851	735	498
Total interest and dividend income	98,054	73,677	58,594
Interest expense
Deposits	8,057	3,758	2,342
Federal Home Loan Bank advances	3,452	2,471	695
Subordinated debentures	1,423	1,320	1,035
Securities sold under agreements to repurchase	22	21	20
Total interest expense	12,954	7,570	4,092
Net interest income	85,100	66,107	54,502
Provision for loan losses	1,035	780
Net interest income after provision for loan losses	84,065	65,327	54,502
Noninterest income
Service charges	6,395	5,208	4,777
Net gain (loss) on sale of securities	32	(413)	12
Net gain on equity securities	121	26
Net gain on sale of loans	2,707	1,621	1,745
ATM/Interchange fees	4,056	2,794	2,304
Wealth management fees	3,670	3,669	3,068
Bank owned life insurance	1,007	718	573
Tax refund processing fees	2,750	2,750	2,750
Computer center item processing fees	273	260	246
Net gain (loss) on sale of other real estate owned		18	(28)
Other	1,432	1,480	887
Total noninterest income	22,443	18,131	16,334
Noninterest expense
Compensation expense	39,156	37,299	29,253
Net occupancy expense	3,835	3,363	2,689
Equipment expense	2,246	1,654	1,564
Contracted data processing	1,831	7,140	1,838
FDIC Assessment	138	536	502
State franchise tax	1,843	1,370	1,024
Professional services	2,844	4,229	2,300
Amortization of intangible assets	945	366	586
ATM expense	1,887	1,069	847
Marketing expense	1,411	1,182	817
Software maintenance expenses	1,523	1,136	774
Other operating expenses	9,288	7,335	6,410
Total noninterest expense	66,947	66,679	48,604
Income before income taxes	39,561	16,779	22,232
Income taxes	5,683	2,640	6,360
Net income	33,878	14,139	15,872
Preferred stock dividends	647	959	1,244
Net income available to common shareholders	$ 33,231	$ 13,180	$ 14,628
Earnings per common share, basic	$ 2.12	$ 1.10	$ 1.48
Earnings per common share, diluted	$ 2.01	$ 1.02	$ 1.28